U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

December 19, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	RMB INVESTORS TRUST (THE "TRUST") Securities Act Registration No: 002-17226
Investment Company Act Registration No: 811-00994

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 112 under the 1933 Act and Amendment No. 74 under the 1940 Act to the Trust's Registration Statement on Form N-1A.

The purpose of this filing is to incorporate comments made by the Staff on Post-Effective Amendment No. 111, filed on October 13, 2017, and to update missing information and file updated exhibits to the Registration Statement.

If you have any questions or require further information, please contact Michael Quebbemann of U.S. Bancorp Fund Services, LLC at (414) 765-6316.

Sincerely,

/s/ Michael Quebbemann
Michael Quebbemann, Esq.
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust

Enclosures